Discontinued Operations (Tables)	12 Months Ended
Sep. 30, 2018
Disclosure Discontinued Operations Tables Abstract
Schedule of Discontinued Operations

Income / (Loss) From Discontinued Operations

	Year ended September 30, 2018	Year ended September 30, 2017
Canna Companion Products, Inc.

Revenue	$—	$1,493,921
Cost of goods sold	—	411,043
Gross profit	$—	$1,082,878

Expenses
Advertising and promotion	—	121,091
Amortization	—	17,891
Bad debts	—	18,915
Consulting fees	—	120,425
General and administrative	—	112,926
Professional fees	—	68,179
Rent	—	15,646
Repairs and maintenance	—	48,070
Research and development	—	2,438
Supplies	—	320,286
Travel	—	14,685
Website costs	—	41,947
Total expenses	$—	$902,499

Net income before other expense	—	180,379
Interest expense	—	-16,085
Net income	$—	$164,294

Assets and Liabilities of Discontinued Operations

	September 30, 2018	September 30, 2017
Canna Companion Products, Inc.

Carrying amounts of major classes of assets included as part of discontinued operations
Cash	$—	$29,350
Amounts receivable	—	10,019
Inventory	—	303,467
Prepaid expenses and deposits	—	39,516
Total current assets	$—	$382,352

Property and equipment	—	62,351
Total assets of discontinued operations	$—	$444,703

Carrying amounts of major classes of liabilities included as part of discontinued operations
Accounts payable and accrued liabilities	—	45,560
Loan payable	—	65,240
Lease payable	—	2,429
Total liabilities of discontinued operations	$—	$113,229